ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools [Table Text Block]
As of February 29, 2016, details of the Company's subsidiaries, its VIEs and VIEs' major subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited ("TAL Hong Kong")	March 11, 2008	Hong Kong	100%	Holding company

Beijing Century TAL Education Technology Co., Ltd. ("TAL Beijing")	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. ("Huanqiu Zhikang")	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. ("Yidu Huida")	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group ("Yidu Cayman")	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited ("Yidu Hong Kong")	April 13, 2012	Hong Kong	100%	Holding company

Beijing Xintang Sichuang Education Technology Co., Ltd. ("Beijing Xintang Sichuang")	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd. ("Zhixuesi Beijing")	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd. ("Yidu Xuedi Beijing")	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Maxstep Technology Inc. ("Maxstep Cayman")	May 13, 2014	Cayman Islands	100%	Holding company

Pengxin TAL Industrial investment (Shanghai) Co., Ltd. ("Pengxin TAL")	June 26, 2014	Shanghai	100%	Investment management and consulting services

Tianjin Dongxuetang Education Information Consulting Co., Ltd (“Tianjin Dongxuetang”)	June 15, 2015	Tianjin	100%	Educational information consulting and educational software development

Wuxi TAL Education Consulting Co., Ltd (“Wuxi TAL”)	January 12, 2016	Wuxi	100%	Educational information consulting and educational software development

Firstleap Education (“Firstleap”)(1)	January 22, 2016	Cayman Islands	100%	Holding company

Firstleap Education (HK) Limited (“Firstleap Hong Kong”)(1)	January 22, 2016	Hong Kong	100%	Holding company

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

Subsidiaries - continued:

Beijing Lebai Information Consulting Co., Ltd (“Lebai Information”)(1)	January 22, 2016	Beijing	100%		Education and management consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. ("Xueersi Education")	December 31, 2005	Beijing	N/A	*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. ("Xueersi Network")	August 23, 2007	Beijing	N/A	*	Technology development and Educational consulting service

Xinxin Xiangrong Education Technology(4) (Beijing) Co., Ltd (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A	*	Technology development and Educational consulting service

Beijing Lebai Education Consulting Co., Ltd (“Lebai Education”)(1)	January 22, 2016	Beijing	N/A	*	Educational consulting service

VIEs' major subsidiaries and schools:

Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School ("Wuhan Jianghan School")	July 1, 2008	Wuhan	N/A	*	Language education

Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A	*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A	*	Language education

Nanjing Xueersi Education Training(3) School ("Nanjing Xueersi School")	April 19, 2013	Nanjing	N/A	*	After-school tutoring for primary and secondary school students

Tianjin Xueersi Education Information Consulting Co., Ltd. ("Tianjin Education")	August 14, 2009	Tianjin	N/A	*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. ("Guangzhou Education")	August 16, 2009	Guangzhou	N/A	*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A	*	Teaching software research and development

Tianjin Hexi District Xueersi Training School (''Hexi Xueersi School'')	August 3, 2010	Tianjin	N/A	*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (''Hangzhou Education'')	December 1, 2010	Hangzhou	N/A	*	Educational information consulting and educational software development

Xi'an Xueersi Network Technology Co., Ltd. (''Xi'an Network'')	February 15, 2011	Xi'an	N/A	*	Software sales, and consulting service

Chengdu Xueersi Education Consulting Co., Ltd. (''Chengdu Education'')	March 18, 2011	Chengdu	N/A	*	Educational information consulting and educational software development

TaiyuanYingze District Xueersi Training School (" Taiyuan Yingze School")	February 21, 2012	Taiyuan	N/A	*	After-school tutoring for primary and secondary school students

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

VIEs' major subsidiaries and schools:

Suzhou TAL Network Technology Co., Ltd (''Suzhou TAL Network'')	February 21, 2012	Suzhou	N/A	*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School ("Chongqing Shapingba School")	February 24, 2012	Chongqing	N/A	*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. ("Shenyang Education")	April 12, 2012	Shenyang	N/A	*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center ("Zhengzhou Jinshui Center")	June 18, 2012	Zhengzhou	N/A	*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe Center")	July 12, 2012	Guangzhou	N/A	*	After-school tutoring for primary and secondary school students

Qingdao Xueersi Education Information Consulting Co., Ltd. ("Qingdao Education")	April 1, 2014	Qingdao	N/A	*	Educational information consulting and educational software development

Chongqing Nan'an Xueersi Training School ("Chongqing Nan’an School")	April 11, 2014	Chongqing	N/A	*	After-school tutoring for primary and secondary school students

Changsha TAL Education Technology Co., Ltd. ("Changsha Education")	August 1, 2014	Changsha	N/A	*	Educational information consulting and educational software development

Jinan Xueersi Education Training School School ("Jinan Xueersi School")	September 2, 2014	Jinan	N/A	*	After-school tutoring for primary and secondary school students

Shijiazhuang Qiaoxi District Xueersi Culture Training School ("Shijiazhuang Qiaoxi School")	December 18, 2014	Shijiazhuang	N/A	*	After-school tutoring for primary and secondary school students

Xi'an Beilin District Xueersi Education Training Center (“Xi'an Beilin”)	April 2, 2015	Xi'an	N/A	*	After-school tutoring for primary and secondary school students

Beijing Yinghe Youshi Technology Co., Ltd (“Yinghe Youshi”)(2)	February 1, 2016	Beijing	N/A	*	Educational information consulting service

Hefei Lebai Education Consulting Co., Ltd (“Hefei Lebai”)(1)	January 22, 2016	Hefei	N/A	*	Educational information consulting service

Shenyang Firstleap Education Training School (“Shenyang Firstleap”)(1)	January 22, 2016	Shenyang	N/A	*	Tutoring for Children English

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)	As disclosed in Note 3, the Group acquired Firstleap Education, its subsidiaries, its consolidated VIE and VIE's subsidiaries and schools on January 22, 2016.

(2)	As disclosed in Note 3, the Group acquired Yinghe Youshi on February 1, 2016.

(3)	Previously known as Nanjing Xintangsichuang Education Training School. The name change permit was granted by the governmental authority in June 2015.

(4)	Previously known as Beijing Dididaojia Education Technology Co., Ltd.

Schedule of Variable Interest Entities [Table Text Block]
The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 28,	As of February 29,
	2015	2016
Cash and cash equivalents	$161,603,461	$239,371,252
Term deposits	542,308	8,090,042
Prepaid expenses and other current assets	34,612,547	24,983,517

Total current assets	196,758,316	272,444,811

Property and equipment, net	62,763,402	82,652,777
Other non-current assets	43,322,163	163,504,716

Total assets	302,843,881	518,602,304

Deferred revenue-current	154,982,001	260,137,064
Accrued expenses and other current liabilities	38,436,846	80,414,871

Total current liabilities	193,418,847	340,551,935

Total non-current liabilities	215,764	9,510,846

Total liabilities	$193,634,611	$350,062,781

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net revenues	$272,231,845	$393,401,571	$575,928,039
Net income	$86,108,986	$121,489,140	$175,088,200

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net cash provided by operating activities	$53,427,076	$85,654,272	$200,357,576
Net cash provided by/(used in) investing activities	$6,192,159	$(60,089,867)	$(111,318,060)

Schedule Of Consolidation Of Entity And Subsidiaries Financial Statement Balances And Amounts [Table Text Block]
	As of February 28,	As of February 29,
	2015	2016

Cash and cash equivalents	$308,553,969	$194,670,784
Term deposits	20,687,455	9,202,594
Prepaid expenses and other current assets	13,432,794	39,541,385

Total current assets	342,674,218	243,414,763

Property and equipment, net	30,812,246	31,976,906
Other non-current assets	96,084,292	267,385,060

Total assets	469,570,756	542,776,729

Deferred revenue-current	22,657,938	20,797,686
Accrued expenses and other current liabilities	16,478,238	21,813,806

Total current liabilities	39,136,176	42,611,492

Total non-current liabilities	226,073,034	227,967,273

Total liabilities	$265,209,210	$270,578,765

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net revenues	$41,663,360	$40,567,998	$44,020,738
Net loss	$(25,503,214)	$(54,345,119)	$(72,332,000)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net cash provided by/ (used in) operating activities	$48,131,290	$61,923,715	$(12,639,156)
Net cash used in investing activities	$(23,595,025)	$(85,695,143)	$(104,033,927)
Net cash provided by financing activities	$-	$201,837,942	$645,989